Fair value of financial instruments - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - Recurring [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance			$ 521,031
Fair value assets, ending balance	$ 574,383		574,383
Fair value liabilities, beginning balance			448,167
Fair value liabilities, ending balance	478,051		478,051
Level 3 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	1,742	$ 1,569	1,824	$ 1,752
Gains (losses) included in earnings	14	(66)	(3)	(43)
Gains (losses) included in OCI	(32)	5	29	50
Purchases (issuances)	309	251	591	731
Settlement (sales) and other	(507)	(215)	(619)	(897)
Transfers into Level 3	17	189	51	189
Transfers out of Level 3	6	(9)	(324)	(58)
Fair value assets, ending balance	1,549	1,724	1,549	1,724
Gains (losses) included in earnings for positions still held	7	(27)	60	(63)
Fair value liabilities, beginning balance	(248)	(278)	(453)	(489)
Gains (losses) included in earnings	(12)	(15)	(51)	(61)
Gains (losses) included in OCI	2	(1)	(1)	(3)
Purchases (issuances)	(16)	(89)	(48)	(261)
Settlement (sales) and other	19	9	48	41
Transfers into Level 3	(13)	(238)	(138)	(398)
Transfers out of Level 3	149	84	524	643
Fair value liabilities, ending balance	(119)	(528)	(119)	(528)
Gains (losses) included in earnings for positions still held	(3)	(11)	(11)	54
Level 3 [member] | Investment [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	470	283	429	249
Gains (losses) included in earnings		(1)	(3)	(6)
Gains (losses) included in OCI	(2)	(1)	32	32
Purchases (issuances)	5		32
Settlement (sales) and other	(1)		(18)	2
Transfers into Level 3		202		206
Fair value assets, ending balance	472	483	472	483
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	146	33	192	29
Gains (losses) included in earnings			(3)	(5)
Gains (losses) included in OCI	5	1	18	6
Settlement (sales) and other	1		(55)
Transfers into Level 3		202		206
Fair value assets, ending balance	152	236	152	236
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	296	246	237	217
Gains (losses) included in earnings		(1)		(1)
Gains (losses) included in OCI	(6)	(2)	14	25
Purchases (issuances)	5		5
Settlement (sales) and other	(2)		37	2
Fair value assets, ending balance	293	243	293	243
Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	28
Gains (losses) included in OCI	(1)
Purchases (issuances)			27
Fair value assets, ending balance	27		27
Level 3 [member] | Loans [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	759	687	551	477
Gains (losses) included in earnings	9	2	38	4
Gains (losses) included in OCI			2	(1)
Purchases (issuances)	276	131	588	345
Settlement (sales) and other	(474)	(284)	(478)	(289)
Transfers into Level 3	2		55
Transfers out of Level 3	(4)	(40)	(188)	(40)
Fair value assets, ending balance	568	496	568	496
Gains (losses) included in earnings for positions still held	(3)	2	18	(3)
Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	(585)	(505)	(504)	(455)
Gains (losses) included in earnings	16	(18)	(79)	16
Purchases (issuances)	(2)	21	(195)	71
Settlement (sales) and other	(5)	72	219	73
Transfers into Level 3	(9)		(6)
Transfers out of Level 3	4	(6)	(16)	(141)
Fair value assets, ending balance	(581)	(436)	(581)	(436)
Gains (losses) included in earnings for positions still held	(4)	(18)	(41)	(2)
Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	17	34	21	21
Gains (losses) included in earnings	(14)	(10)	(20)	(6)
Gains (losses) included in OCI	(20)	(7)	(11)	(4)
Purchases (issuances)	2	12	3	11
Settlement (sales) and other	1		1	3
Transfers into Level 3	2	(1)	1	4
Transfers out of Level 3		(2)	(7)	(3)
Fair value assets, ending balance	(12)	26	(12)	26
Gains (losses) included in earnings for positions still held	4	(14)	4	(11)
Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	(190)	(112)	(84)	(181)
Gains (losses) included in earnings	10	(13)	90	35
Gains (losses) included in OCI	4	(1)	1
Purchases (issuances)	(48)	(71)	(63)	(87)
Settlement (sales) and other	12	3	2	(42)
Transfers into Level 3	2	(42)	(37)	(55)
Transfers out of Level 3	7	39	(112)	133
Fair value assets, ending balance	(203)	(197)	(203)	(197)
Gains (losses) included in earnings for positions still held	5	13	79	(8)
Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	6	(22)	1	(16)
Settlement (sales) and other	1	18	6	12
Fair value assets, ending balance	7	(4)	7	(4)
Level 3 [member] | Other assets [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	66		65
Gains (losses) included in earnings	13		23
Gains (losses) included in OCI	(1)	(1)		(1)
Purchases (issuances)		71		71
Settlement (sales) and other	(3)		(13)
Fair value assets, ending balance	75	70	75	70
Gains (losses) included in earnings for positions still held	13		23
Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	1,199	1,204	1,345	1,657
Gains (losses) included in earnings	(20)	(26)	(52)	(86)
Gains (losses) included in OCI	(13)	15	5	24
Purchases (issuances)	76	87	226	320
Settlement (sales) and other	(38)	(24)	(338)	(656)
Transfers into Level 3	20	30	38	34
Transfers out of Level 3	(1)		(1)	(7)
Fair value assets, ending balance	1,223	1,286	1,223	1,286
Gains (losses) included in earnings for positions still held	(8)	(10)	(23)	(39)
Level 3 [member] | Trading Securities [member] | US state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	67	66	66	508
Gains (losses) included in earnings			(1)	16
Gains (losses) included in OCI	(1)	1	1	(4)
Settlement (sales) and other	(2)	(2)	(2)	(455)
Fair value assets, ending balance	64	65	64	65
Gains (losses) included in earnings for positions still held				(2)
Level 3 [member] | Trading Securities [member] | Asset-backed securities, Non-CDO [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	4	115	110	196
Gains (losses) included in earnings		1	15	27
Gains (losses) included in OCI		2		1
Settlement (sales) and other	(2)	(5)	(123)	(111)
Fair value assets, ending balance	2	113	2	113
Gains (losses) included in earnings for positions still held	1	1	3	12
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	21	23	21	30
Gains (losses) included in earnings			1	(2)
Settlement (sales) and other		(1)	(1)	(1)
Transfers out of Level 3				(5)
Fair value assets, ending balance	21	22	21	22
Gains (losses) included in earnings for positions still held				(1)
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	1,107	1,000	1,148	923
Gains (losses) included in earnings	(20)	(27)	(67)	(127)
Gains (losses) included in OCI	(12)	12	4	27
Purchases (issuances)	76	87	226	320
Settlement (sales) and other	(34)	(16)	(212)	(89)
Transfers into Level 3	20	30	38	34
Transfers out of Level 3	(1)		(1)	(2)
Fair value assets, ending balance	1,136	1,086	1,136	1,086
Gains (losses) included in earnings for positions still held	(9)	(11)	(26)	(48)
Level 3 [member] | Loan substitute securities [member] | Investment [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance		4		3
Gains (losses) included in OCI				1
Fair value assets, ending balance		4		4
Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value liabilities, beginning balance	(192)	(254)	(390)	(465)
Gains (losses) included in earnings	(5)	(13)	(39)	(58)
Gains (losses) included in OCI	1	(1)		(3)
Purchases (issuances)	(16)	(54)	(49)	(221)
Settlement (sales) and other	16	7	27	33
Transfers into Level 3	(13)	(238)	(138)	(398)
Transfers out of Level 3	149	84	529	643
Fair value liabilities, ending balance	(60)	(469)	(60)	(469)
Gains (losses) included in earnings for positions still held	4	(11)	(1)	54
Level 3 [member] | Deposits - Business and government [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value liabilities, beginning balance			5
Transfers out of Level 3			(5)
Level 3 [member] | Other liabilities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value liabilities, beginning balance	(56)	(24)	(68)	(24)
Gains (losses) included in earnings	(7)	(2)	(12)	(3)
Gains (losses) included in OCI	1		(1)
Purchases (issuances)		(35)	1	(40)
Settlement (sales) and other	3	2	21	8
Fair value liabilities, ending balance	(59)	$ (59)	(59)	$ (59)
Gains (losses) included in earnings for positions still held	$ (7)		$ (10)